Cover	Nov. 24, 2021
Cover [Abstract]
Entity Registrant Name	Singlepoint Inc.
Entity Central Index Key	0001443611
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 24, 2021
Entity Ex Transition Period	false
Entity Tax Identification Number	26-1240905
Entity File Number	000-53425
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	2999 North 44th Street
Entity Address Address Line 2	Suite 530
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85018
City Area Code	888
Local Phone Number	682-7674
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false